Employee Benefits (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Employee benefits [Abstract]
Salaries	SFr 991,666	SFr 1,469,707
Pension costs	73,788	202,756
Share based compensation expense/(gain)	308,181	(99,772)
Other employee costs and social benefits	76,573	213,082
Total employee benefits	SFr 1,450,208	SFr 1,785,773